Supplemental Data (Summary of Accrued Expenses) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Supplemental Data
Accrued advertising and promotion	$ 486	$ 469
Accrued salaries and wages	394	450
Accrued rebates	204	218
Accrued taxes - income and other	253	243
Operating lease	116	117
2024 Transformation Initiative liabilities	130	0
Accrued interest	99	88
Derivative liabilities	82	139
Other	327	339
Total	$ 2,091	$ 2,063